Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Significant Accounting Policies
3.	Summary of Significant Accounting Policies
The significant accounting policies applied by the Company in the preparation of its consolidated financial statements are included below. The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, except for the changes in accounting policies disclosed in Note 2.
Basis of consolidation

(a)	Business combinations
The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The Company has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. The consideration transferred does not include amounts related to the settlement of pre-existing
relationships. Such amounts are generally recognized in profit or loss.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination
service.

(b)	Non-controlling interests
Non-controlling
interests are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date. Changes in the Company’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(c)	Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(d)	Loss of control
When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related non-controlling
interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(e)	Interests in equity-accounted investees
The Company’s interests in equity-accounted investees comprise interests in associates and joint ventures. Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Company has joint control, whereby the Company has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence or joint control ceases.

(f)	Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency transactions and translation

(a)	Foreign currency transactions
Foreign currency transactions are initially recorded using the spot exchange rate between the functional currency and the foreign currency at the date of the transaction. At the end of each reporting period, foreign currency monetary items are translated using the closing rate.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rate at the date fair value was determined.
Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous period end are recognized in profit or loss in the period in which they arise. When gains or losses on non-monetary
items are recognized in other comprehensive income, exchange components of those gains or losses are recognized in other comprehensive income. Conversely, when gains or losses on non-monetary
items are recognized in profit or loss, exchange components of those gains or losses are recognized in profit or loss.

(b)	Foreign operations
If the presentation currency of the Company is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:
The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency using exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation are treated as assets and liabilities of the foreign operation. Thus, they are expressed in the functional currency of the foreign operation and translated to the presentation currency at the closing rate.
When a foreign operation is disposed of, the relevant amount in the translation is transferred to profit or loss as part of the profit or loss on disposal. On the partial disposal of a subsidiary that includes a foreign operation, the relevant proportion of such cumulative amount is reattributed to non-controlling
interest. In any other partial disposal of a foreign operation, the relevant proportion is reclassified to profit or loss.
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand, demand deposits, and short-term investments in highly liquid securities that are readily convertible to known amounts of cash with maturities of three months or less from the acquisition date and which are subject to an insignificant risk of changes in value. Equity investments are excluded from cash and cash equivalents.
Non-derivative
financial assets
Trade receivables and debt securities issued are initially recognized when they are originated. All other financial assets are initially recognized when the Company becomes a party to the contractual provisions of the instruments.

A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value plus, for an item not at financial assets measured at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
On initial recognition, a financial asset is classified as measured at amortized cost, debt instruments measured at fair value through other comprehensive income, equity instruments measured at fair value through other comprehensive income or financial assets measured at fair value through profit or loss.
Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the reporting period following the change in the business model.

(a)	Financial assets measured at amortized cost
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at fair value through profit or loss.

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows, and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets measured at amortized cost are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, gains and losses on foreign currency translation and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

(b)	Debt instruments measured at fair value through other comprehensive income
A debt instrument is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated as at fair value through profit or loss.

•	it is held within a business model whose objective is achieved by both collection contractual cash flows and selling financial assets, and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Debt instruments measured at fair value through other comprehensive income are subsequently measured at fair value. Interest income which is calculated using the effective interest method, gains and losses from foreign currency translation and impairment losses are recognized in profit or loss and other net profit or loss is recognized in other comprehensive income. At the time of elimination, other accumulated comprehensive income is reclassified to profit or loss.

(c)	Equity instruments measured at fair value through other comprehensive income
On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment
basis.

Equity instruments measured at fair value through other comprehensive income are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and never reclassified to profit or loss.

(d)	Financial assets measured at fair value through profit or loss
All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above are measured at fair value through profit or loss. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or fair value through other comprehensive income as at fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets measured at fair value through profit or loss are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

(e)	Derecognition of financial assets
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership. If a transfer does not result in derecognition because the Company has retained substantially all the risks and rewards of ownership of the transferred asset, the Company continues to recognize the transferred asset in its entirety and recognizes a financial liability for the consideration received.

(f)	Offsetting a financial asset and a financial liability
Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Company currently has a legally enforceable right to offset the recognized amounts, and there is the intention to settle on a net basis or to realize the asset and settle the liability simultaneously.
Inventories
Inventory costs, except
materials-in-transit
in which costs are determined by using specific identification method, are determined by using the moving-weighted average method. The cost of inventories comprises all costs of purchase, conversion and other incurred in bringing the inventories to their present location and condition. The allocation of fixed production overheads to the costs of finished goods or work in progress are based on the normal capacity of the production facilities.
Inventories are measured at the lower of cost or net realizable value. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories arising from an increase in net realizable value is recognized as a reduction in the amount of inventories recognized as cost of goods sold in the period in which the reversal occurs.

The carrying amount of those inventories sold is recognized as cost of goods sold in the period in which the related revenue is recognized.
Non-current
assets held for sale
Non-current
assets or disposal groups comprising assets and liabilities that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. In order to be classified as held for sale, the assets or disposal groups must be available for immediate sale in their present condition and their sale must be highly probable. The assets or disposal groups that are classified as non-current
assets held for sale are measured at the lower of their carrying amount and fair value less cost to sell.
The Company recognizes an impairment loss for any initial or subsequent write-down of an asset or disposal group to fair value less costs to sell, and a gain for any subsequent increase in fair value less costs to sell, up to the cumulative impairment loss previously recognized.
A
non-current
asset that is classified as held for sale or part of a disposal group classified as held for sale is not depreciated (or amortized).
Investment property
Property held to earn rentals or for capital appreciation or both is classified as investment property. Investment property is measured initially at its cost. Transaction costs are included in the initial measurement. Subsequently, investment property is carried at depreciated cost less any accumulated impairment losses.
Subsequent costs are recognized in the carrying amount of investment property at cost or, if appropriate, as separate items if it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day
servicing are recognized in profit or loss as incurred.
Depreciation methods, useful lives and residual values are reviewed at the end of each reporting date and adjusted, if appropriate. The change is accounted for as a change in an accounting estimate.
Property, plant and equipment
Property, plant and equipment are initially measured at cost and after initial recognition, are carried at cost less accumulated depreciation and any accumulated impairment losses. The cost of property, plant and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and, when the Company has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the item and restoring the site on which it is located.
The cost of replacing a part of an item is recognized in the carrying amount of the item of property, plant and equipment, if the following recognition criteria are met:

(a)	it is probable that future economic benefits associated with the item will flow to the Company, and

(b)	the cost can be measured reliably.

The carrying amount of the replaced part is derecognized at the time the replacement part is recognized. The costs of the day-to-day
servicing of the item are recognized in profit or loss as incurred.
Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of self-constructed assets, from the date that the asset is completed and ready for use. Other than land, the costs of an asset less its estimated residual value are depreciated. Depreciation of property, plant and equipment is recognized in profit or loss on a straight-line basis, which most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset, over the estimated useful lives of each component of an item of property, plant and equipment. Land is not depreciated.
Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.
The gain or loss arising from the derecognition of an item of property, plant and equipment is included in profit or loss when the item is derecognized.
The estimated useful lives for the current and comparative periods are as follows:

Buildings	5-50 years
Structures	4-50 years
Machinery and equipment	4-25 years
Vehicles	3-20 years
Tools	3-10 years
Furniture and fixtures	3-20 years
Lease assets	2-30 years
Bearer plants	20 years
The estimated residual value, useful lives and the depreciation method are reviewed at least at the end of each reporting period and, if expectations differ from previous estimates, the changes are accounted for as changes in accounting estimates.
Borrowing costs
The Company capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are recognized in expense as incurred. A qualifying asset is an asset that requires a substantial period of time to get ready for its intended use or sale. Financial assets and inventories that are manufactured or otherwise produced over a short period of time are not qualifying assets. Assets that are ready for their intended use or sale when acquired are not qualifying assets.
To the extent that the Company borrows funds specifically for the purpose of obtaining a qualifying asset, the Company determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings. The Company immediately recognizes other borrowing costs as an expense. To the extent that the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Company determines the amount of borrowing costs

eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate is the weighted average of the borrowing costs applicable to the borrowings of the Company that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The amount of borrowing costs that the Company capitalizes during a period does not exceed the amount of borrowing costs incurred during that period.
Intangible assets
Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.
Amortization

of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which club memberships are expected to be available for use, this intangible asset is determined as having an indefinite useful life and not amortized.

Intellectual property rights	4-25 years
Development expense	3-5 years
Port facilities usage rights	4-75 years
Other intangible assets	2-15 years
Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at the end of each reporting period. The useful lives of intangible assets that are not being amortized are reviewed at the end of each reporting period to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. Changes are accounted for as changes in accounting estimates.
Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Exploration for and evaluation of mineral resources
POSCO HOLDINGS INC. is engaged in exploration projects for mineral resources through subsidiaries, associates and joint ventures or other contractual arrangements. Expenditures related to the development of mineral resources are recognized as exploration or development intangible assets. The nature of these intangible assets are as follows:

(a)	Exploration and evaluation assets
Exploration and evaluation assets consist of expenditures for topographical studies, geophysical studies and trenching. These assets are reclassified as development assets when it is proved that the exploration has identified commercially viable mineral deposit.

(b)	Development assets
When proved reserves are determined and development is sanctioned, development expenditures incurred are capitalized. These expenditures include evaluation of oil fields, construction of oil/gas wells, drilling for viability and others. On completion of development and inception of extraction for commercial production of developed proved reserves, the development assets are reclassified as either property, plant and equipment or as intellectual property rights (mining rights) under intangible assets based on the nature of the capitalized expenditures.
The respective property, plant and equipment and intellectual property (mining rights) are each depreciated and amortized based on proved reserves on a unit of production basis.
Government grants
Government grants are not recognized unless there is reasonable assurance that the Company will comply with the grant’s conditions and that the grant will be received.

(a)	Grants related to assets
Government grants whose primary condition is that the Company purchase, construct or otherwise acquire long-term assets are deducted from the carrying amount of the assets and recognized in profit or loss on a systematic and rational basis over the life of the depreciable assets.

(b)	Grants related to income
Government grants which are intended to compensate the Company for expenses incurred are deducted from the related expenses.
Leases
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for considerations.

1)	As a lessee
At inception or reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease
component on the basis of their relative stand-alone
prices.

The Company recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset of to restore the underlying asset or the site on which it is located.
The
right-of-use
asset is subsequently depreciated on a straight-line basis from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use
asset reflects that the Company will exercise a purchase option. In that case the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as that of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.
The Company determines its incremental borrowing rate by obtaining interest rates from various external sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise the followings:

•	fixed payments

•	variable lease payments that depend on an index or a rate

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that the Company’s is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit of loss if the carrying amount of the right-of-use
asset has been reduced to zero. The lease liability is remeasured when there is:

•	a revised in-substance fixed lease payment,

•	a change in future lease payments arising from a change in an index or rate,

•	a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or

•	a change in the Company’s assessment of whether it will exercise a purchase, extension or termination option
The Company presents
right-of-use
assets in the same line item as is presents underlying assets of the same nature that it owns, and lease liabilities are included in other payables on the consolidated statement of financial position.

The Company has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases, including IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

2)	As a lessor
At inception or the effective date of a modification that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
The Company leases out its investment properties. The Company classifies these leases as operating leases.
The Company provides subleases certain leased vessels and others .
Impairment for financial assets
The Company recognizes loss allowances for expected credit losses on:

•	financial assets measured at amortized cost ;

•	debt instruments measured at fair value through other comprehensive income ; and

•	lease receivables, contractual assets, loan commitments, and financial guarantee contracts
If credit risk has increased significantly since the initial recognition, a loss allowance for lifetime expected credit loss is measured at the end of every reporting period. If credit risk has not increased significantly since the initial recognition, a loss allowance is measured based on
12-month
expected credit loss.
If the financial instrument has low credit risk at the end of the reporting period, the Company may assume that the credit risk has not increased significantly since initial recognition. However, a loss allowance for lifetime expected credit losses is measured for contract assets or trade receivables that do not contain a significant financing component.

(a)	Judgments on credit risk
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating expected credit losses, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment including forward-looking information.

The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Company in full, without recourse by the Company to actions such as realizing security (if any is held). The Company considers a debt security to have low credit risk when its credit risk rating is equivalent to the globally understood definition of investment grade.

(b)	Measurement of expected credit losses
Lifetime expected credit losses are the expected credit losses that result from all possible default events over the expected life of a financial instrument.
12-month
expected credit losses are the portion of lifetime expected credit losses that result from default that are possible within the 12 months after the reporting date. The maximum period considered when estimating expected credit losses is the maximum contractual period over which the Company is exposed to credit risk.
Expected credit losses are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls such as the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Company expects to receive.
Expected credit losses for financial assets measured at amortized cost are recognized in profit or loss. Loss allowances for financial assets measured at amortized cost are deducted from carrying amount of the assets. For debt instruments measured at fair value through other comprehensive income, the loss allowance is charged to profit or loss and is recognized in other comprehensive income.

(c)	Credit-impaired financial assets
At each reporting date, the Company assesses whether financial assets measured at amortized cost and debt instrument measured at fair value through other comprehensive income are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Objective evidence that a financial asset or group of financial assets are impaired includes:

•	significant financial difficulty of the issuer or borrower

•	a breach of contract, such as a default or delinquency in interest or principal payments

•	the lender, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider

•	becoming probable that the borrower will enter bankruptcy or other financial reorganization

•	the disappearance of an active market for that financial asset because of financial difficulties

(d)	Write-off
The gross carrying amount of a financial asset is written off when the Company has no reasonable expectations of recovering a financial asset in entirety or a portion. The Company individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery based on continuous payments and extinct prescriptions. The

Company expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Company’s procedures for recovery of amounts due.
Impairment for
non-financial
assets
The carrying amounts of the Company’s
non-financial
assets, other than assets arising from contract assets recognized in accordance with revenue from contracts with customers, employee benefits, inventories, deferred tax assets and non-current
assets held for sale, are reviewed at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amount to their carrying amount.
Management estimates the recoverable amount of an individual asset. If it is impossible to measure the individual recoverable amount of an asset, then management estimates the recoverable amount of cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Company determined that individual operating entities are CGUs.
The recoverable amount of an asset or CGU is the greater of its value-in-use
and its fair value less costs to sell. The
value-in-use
is estimated by applying a
pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.
Goodwill acquired in a business combination is allocated to each CGU that is expected to benefit from the synergies arising from the goodwill acquired. Any impairment identified at the CGU level will first reduce the carrying amount of goodwill and then be used to reduce the carrying amount of the other assets in the CGU on a pro rata basis. Except for impairment losses in respect of goodwill which are never reversed, an impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Derivative financial instruments, including hedge accounting
Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized as describe below.

(a)	Hedge accounting
The Company holds forward exchange contracts, currency swaps and commodity future contracts to manage foreign exchange risk and commodity fair value risk. The Company designated derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).
On initial designation of the hedge, the Company formally documents the relationship between the hedging instruments and hedged items, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.

①	Fair value hedge
Changes in the fair value of a derivative hedging instrument designated as a fair value hedge are recognized in profit or loss. The gain or loss from remeasuring the hedging instrument at fair value for a derivative hedging instrument and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the consolidated statement of comprehensive income.
The Company discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised, or if the hedge no longer meets the criteria for hedge accounting. Any adjustment arising from gain or loss on the hedged item attributable to the hedged risk is amortized to profit or loss from the date the hedge accounting is discontinued.

②	Cash flow hedge
When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

(b)	Other derivatives
Changes in the fair value of a derivative that is not designated as a hedging instrument are recognized immediately in profit or loss.
Non-derivative
financial liabilities
The Company classifies
non-derivative
financial liabilities into financial liabilities measured at fair value through profit or loss or financial liabilities measured at amortized cost in accordance with the substance of the contractual arrangement and the definitions of financial liabilities. The Company recognizes financial liabilities in the consolidated statement of financial position when the Company becomes a party to the contractual provisions of the financial liability.

(a)	Financial liabilities measured at fair value through profit or loss
A financial liability is classified as at fair value through profit or loss if it is classified as held-for-trading,
it is a derivative or it is designated as such on initial recognition. Subsequent to initial recognition, financial liabilities at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss. Upon initial recognition, transaction costs that are directly attributable to the acquisition are recognized in profit or loss as incurred.

(b)	Financial liabilities measured at amortized cost
Non-derivative
financial liabilities other than financial liabilities measured at fair value through profit or loss are classified as financial liabilities measured at amortized cost. At the date of initial recognition, financial liabilities measured at amortized cost are measured at fair value after deducting transaction costs that are directly attributable to the acquisition. Financial liabilities measured at amortized cost are measured at amortized cost using the effective interest method subsequently to initial recognition.

(c)	Derecognition of financial liabilities
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expired. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss.
Construction work in progress
The gross amount due from customers for contract work is presented for all contracts in which profits multiply cumulative percentage-of-completion
exceed progress billings. If progress billings exceed profits multiply cumulative percentage-of-completion,
then the gross amount due to customers for contract work is presented. Cost includes all expenditures related directly to specific projects and an allocation of fixed and variable overheads incurred in the Company’s contract activities based on normal operating capacity.
The Company accounts for the remaining rights and performance obligation on the contract with each customer on a net basis. Due from customers for contract work and due to customers for contract work for a contract are offset and presented on a net basis.
Employee benefits

(a)	Short-term employee benefits
Short-term employee benefits are employee benefits that are due to be settled within twelve months after the end of the period in which the employees render the related service. When an employee has rendered service to the Company during an accounting period, the Company recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service as profit or loss. If the Company has a legal or constructive obligation which can be reliably measured, the Company recognizes the amount of expected payment for profit-sharing and bonuses payable as liabilities.

(b)	Other long-term employee benefits
Other long-term employee benefits include employee benefits that are settled beyond twelve months after the end of the period in which the employees render the related service, and are calculated at the present value of the amount of future benefit that employees have earned in return for their service in the current and prior periods, less the fair value of any related assets. Any actuarial gains and losses are recognized in profit or loss in the period in which they arise.

(c)	Retirement benefits: Defined contribution plans
For defined contribution plans, when an employee has rendered service to the Company during a period, the Company recognizes the contribution payable to a defined contribution plan in exchange for that service as an accrued expense, after deducting any contributions already paid. If the contributions already paid exceed the contribution due for service before the end of the reporting period, the Company recognizes that excess as an asset (prepaid expense) to the extent that the prepayment will lead to a reduction in future payments or a cash refund.

(d)	Retirement benefits: Defined benefit plans
A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Company’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of plan assets is deducted. The calculation is performed annually by an independent actuary using the projected unit credit method.
The discount rate is the yield at the reporting date on corporate bonds that have maturity dates approximating the terms of the Company’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Company recognizes all actuarial gains and losses arising from actuarial assumption changes and experiential adjustments in other comprehensive income when incurred.
When the fair value of plan assets exceeds the present value of the defined benefit obligation, the Company recognizes an asset, to the extent of the present value of the total of cumulative any economic benefits available in the form of refunds from the plan or reduction in the future contributions to the plan.
Remeasurements of net defined benefit liabilities, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net
defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments, net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss in curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The risks and uncertainties that inevitably surround events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.
Where some or all of the expenditures required to settle a provision are expected to be reimbursed by another party, the reimbursement is recognized when, and only when, it is virtually certain that reimbursement will be received if the entity settles the obligation. The reimbursement is treated as a separate asset.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimates. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.
A provision for warranties is recognized when the underlying products or services are sold and estimated based on historical warranty data and a weighting of possible outcomes against their associated probabilities.
Regarding provision for construction warranties, warranty period starts from the completion of construction in accordance with construction contracts. If the Company has an obligation for warranties, provision for warranties which are estimated based on historical warranty data are recorded as cost of construction during the construction period.
If the estimated total contract cost of the construction contract exceeds the total contract revenue, the estimated contract cost exceeding the contract revenue is recognized as a provision for construction losses for incomplete construction projects.
A provision for restoration regarding contamination of land is recognized in accordance with the Company’s announced Environment Policy and legal requirement as needed.
A provision is used only for expenditures for which the provision was originally recognized.
Emission Rights
The Company accounts for greenhouse gases emission right and the relevant liability as follows pursuant to the Act on Allocation and Trading of Greenhouse Gas Emission
which became effective in Korea in 2015.

(a)	Greenhouse Gases Emission Right
Greenhouse Gases Emission Right consists of emission allowances which are allocated from the government free of charge and those purchased from the market. The cost includes any directly attributable costs incurred during the normal course of business.

Emission rights held for the purpose of performing the obligation are classified as intangible asset and initially measured at cost and subsequently carried at cost less accumulated impairment losses.
The Company derecognizes an emission right asset when the emission allowance is unusable, disposed or submitted to government when the future economic benefits are no longer expected to be probable.

(b)	Emission liability
Emission liability is a present obligation of submitting emission rights to the government with regard to emission of greenhouse gas. Emission liability is recognized when there is a high possibility of outflows of resources in performing the obligation and the costs required to perform the obligation are reliably estimable. Emission liability is an amount of estimated obligations for emission rights to be submitted to the government for the performing period. The emission liability is measured based on the expected quantity of emission for the performing period in excess of emission allowance in possession and the unit price for such emission rights in the market at the end of the reporting period. The emission liability is derecognized when submitted to the government.
Equity instruments

(a)	Share capital
Common stock is classified as equity and the incremental costs directly attributable to the issuance of common stock less their tax effects are deducted from equity.
If the Company reacquires its own equity instruments, the amount of those instruments (“treasury shares”) are presented as a contra-equity account. No gain or loss is recognized in profit or loss on the purchase, sale, issuance or cancellation of its own equity instruments. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase to equity, and the resulting surplus or deficit on the transaction is recorded in capital surplus.

(b)	Hybrid Bonds
Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of financial liability and equity. When the Company has an unconditional right to avoid delivering cash or other financial asset to settle a contractual obligation, the instruments are classified as equity instruments.
Revenue from contracts with customers
Revenue is measured based on the consideration promised in the contract with the customer. The Company recognizes revenue when the control over a good or service is transferred to the customer. The following are the revenue recognition policies for performance obligations in the contracts with customers in accordance with IFRS No. 15.

(a)	Sale of good
The goods sold by the Company consist mainly of steel products from the steel segment and products such as steel, chemicals, auto parts and machinery in the trading segment.

For domestic sales, the control of the product is usually transferred to the customer when the product is delivered to the customer, at which point-in-time
revenue is recognized. Invoices are generally payable within 10 to 90 days. When a customer makes payment prior to the due date, they are offered a discount at certain percentage of the invoice amount.
For export sales, revenue is recognized at the time when control of the product is transferred to the customer based on the “International Incoterms for Interpretation of Trade Terms” prescribed in the respective contracts, which is generally when the products are loaded to the transportation vessels. Invoices are usually issued at the date of bill of lading and payments are settled by the terms of Letter of Credit (L / C), Document against Acceptance (D / A), Document against Payment (D / P), Telegraphic Transfer (T / T) and others.
The Company provides certain discount when the customer prepays according to the payment terms. The Company recognized revenue only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when discount period expires.

(b)	Transportation service
For the performance obligation for transportation services included in the Company’s product sales contracts, revenue is recognized over the period when the services are provided and the revenue is measured by reference to examining the degree to which the service has been completed. The billing date and payment terms for the service charge are the same as the billing date and payment terms for sale of goods.

(c)	Construction contracts
In the case of construction contracts where the Company renders construction services for plants, etc., the customer controls the assets as they are being constructed. Under those contracts, the Company performs construction or design services to meet the customer’s specifications, and if a contract is terminated by the customer, the Company is entitled to reimbursement of all costs incurred to date, including a reasonable margin. When the contract can be reliably estimated, the company recognizes the contract revenue and contract cost as revenue and costs based on the progress of the contract activity as of the end of the reporting period. The percentage of completion is determined based on the contract costs, excluding the costs that do not contribute to the progress of the construction project, incurred to date as a percentage of total estimated cost required to complete the construction.
If the outcome of the contract cannot be reliably estimated, the revenue is recognized only to the extent of the contract costs that are probable to be recovered. If the total contract cost is likely to exceed the total contract revenue, expected losses are immediately recognized as a cost.
The Company issues an invoice when the customer has completed a progress confirmation and generally the payment is made within 45 days from the invoice date.

(d)	Certain construction contracts for condominiums
For certain construction service contracts for condominiums where the criterion of an enforceable right to payment for performance is met under IFRS No.15, even if the legal ownership or physical occupancy of the incomplete construction is not transferred to the customer during the construction period, revenue is recognized based on percentage of completion by considering the terms and conditions described in the relevant law and contracts such as the guarantee for sale policy, government approval on business plan, payment and termination terms. For certain construction contracts for condominiums and shopping centers where the criterion of an enforceable right to payment for performance is not met during the construction period, the Company recognizes revenue upon completion of construction when the control of the condominiums and shopping centers are transferred to customers.
The timing of the billing and the payment terms of the sales contracts are different according to the terms of the contracts.
Finance income and finance costs
The Company’s finance income and finance costs include:

•	interest income;

•	interest expense;

•	dividend income;

•	foreign currency gain or loss on financial assets and financial liabilities;

•	net gain or loss on financial assets measured at fair value through profit or loss;

•	hedge ineffectiveness recognized in profit or loss; and

•	net gain or loss on disposal of investments in debt securities measured at fair value through other comprehensive income.
Interest income or expense is recognized using the effective interest method. Dividend income is recognized in profit or loss on the date on which the Company’s right to receive payment is established. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

•	the gross carrying amount of the financial asset; or

•	the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.
Income taxes
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
The Company recognizes interest and penalties related to corporate income taxes in accordance with IAS No. 12 “Income Taxes”. If interest and penalties do not meet the definition on income taxes, the Company applies IAS No. 37 “Provisions, Contingent Liabilities and Contingent Assets”.

If there is uncertainty about an income tax treatment such as dispute of a particular tax treatment by a tax authority, the Company considers whether it is probable that the tax authority will accept the Company’s tax treatment in determining taxable profit, tax bases, unused tax losses, unused tax credits or tax rates.
If the Company concludes it is probable that the tax authority will accept the Company’s tax treatment, the Company determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filing. If not, the Company reflects the effect of uncertainty for each uncertain tax treatment by using either of the most likely amount or the expected value method whichever the entity expects to better predict the resolution of the uncertainty.

(a)	Current income tax
Current income tax is the expected income tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and any adjustment to tax payable in respect of previous years. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit of future periods, and non-taxable
or
non-deductible
items from the accounting profit.
The Company offsets current tax assets and current tax liabilities if, and only if, the Company:

•	has a legally enforceable right to set off the recognized amounts, and

•	intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(b)	Deferred income tax
The measurement of deferred income tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. The Company recognizes deferred income tax liabilities for all taxable temporary differences associated with investments in subsidiaries, associates, and joint ventures, except to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Company recognizes deferred income tax assets for deductible temporary differences arising from investments in subsidiaries, associates and joint ventures, to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized. However, deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill, or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit or loss nor taxable income.
A deferred income tax asset is recognized for the carryforward of unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profit will be available against which the unused tax losses, tax credits and deductible temporary differences can be utilized. The future taxable profit depends on reversing taxable temporary differences. When there are insufficient taxable temporary differences, the probability of future taxable profit (including the reversal of temporary differences) should be considered.

The carrying amount of a deferred income tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current income tax liabilities and assets, and they relate to income taxes levied by the same tax authority and they intend to settle current income tax liabilities and assets on a net basis.
Earnings per share
Management calculates basic earnings per share (“EPS”) data for POSCO HOLDINGS INC.’s common shares, which is presented at the end of the statement of comprehensive income. Basic EPS is calculated by dividing profit attributable to common shareholders of POSCO HOLDINGS INC. by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is calculated by adjusting basic EPS and weighted average number of common shares, concerning the effect of all dilutive potential common shares.
Operating segments
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenditures, including revenues and expenses that relate to transactions with any of the Company’s other components, whose operating results are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. Management has determined that the CODM of the Company is the CEO. Segment results that are reported to the CEO include items directly attributable to a segment and items allocated on a reasonable basis.
With regard to construction segment, segment profit and loss is determined in accordance with IFRS except that revenues and expenses from the development and sale of certain residential real estates are determined by reference to the stage of completion, while in the consolidated financial statements, they are recognized when the title to the real estates is transferred to the buyer.
For the other segments, segment profit and loss is determined in accordance with IFRS without any allocation of corporate expenses.
The accounting policies used in reporting segment information are consistent with the accounting policies used in the preparation of the consolidated financial statements except the assets and liabilities related to certain real estate contract revenue of the construction segment explained above which are determined by reference to the stage of completion of the contract activity at the end of each period. Corporate expenses are not allocated to segments in determining segment profit and loss. In addition, segment assets and liabilities, are not allocated to segments either. The assets and liabilities of each segment presented in Note 40 are based on the separate financial statements of the entities belonging to each segment.

In addition, there are a variety of transactions amongst the reportable segments. These transactions include sales and purchase of products, materials and property, plant and equipment, and rendering of construction service and so on.
New standards and interpretations not yet adopted
A number of new standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted but the Company has not early adopted the new or amended standards in preparing these consolidated financial statements.

(a)	IAS No. 16 “Property, Plant and Equipment”—Proceeds Before Intended Use
The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the Company is preparing the asset for its intended use. Instead, the Company will recognize the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendments should be applied for annual periods beginning on or after January 1, 2022, and earlier application is permitted. The Company does not expect the effect of the amendments to the consolidated financial statements to be significant.

(b)	IFRS No. 3 “Business Combinations”—Reference to conceptual Framework
The definition of assets and liabilities to be recognized is amended to refer to the revised conceptual framework for financial reporting. However, the amendments add an exception which allows IAS No. 37 “Provisions, contingent liabilities and contingent assets” and IFRIC No. 21 “Levies” to be applied to the liabilities and contingent liabilities included in the scope of these standards. The amendments also clarify that contingent assets should not be recognized at the acquisition date. The amendments should be applied for annual periods beginning on or after January 1, 2022, and earlier application is permitted. The Company does not expect the effect of the amendments to the consolidated financial statements to be significant.

(c)	IAS No. 37 (Provisions, Contingent Liabilities and Contingent Assets)—Onerous Contracts : Cost of Fulfilling a Contact
The amendments clarify that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts when assessing whether the contract is onerous. The amendment is effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Company does not expect the effect of the amendments to the consolidated financial statements to be significant.

(d)	IAS No. 1 “Presentation of Financial Statements”—Classification of Liabilities as Current or Non-current
Under existing IAS 1 requirements, the Company classifies a liability as current when it does not have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period. The amendment removes the requirement for a right to be unconditional and instead, requires that a right to defer settlement must have substance and exist at the end of the reporting period. In addition, the amendment also clarifies that settlement of a liability includes transferring a company’s own equity instruments to the counterparty. The amendment is effective for annual periods beginning on or after January 1, 2023. Early application is permitted. The Company expects that the exchangeable bonds (amounting to
￦
1,435,193 million as of December 31, 2021) will be classified from non-current
borrowings to current borrowings upon adoption of the amendment.

(e)	IAS No. 12 “Income Tax”—Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The amendment clarifies the coverage of initial recognition exemptions accounting for deferred tax related to both assets and liabilities arising from a single transaction. If temporary differences arise, which are offsetting the same amount at the time of transaction, the Company would recognize deferred tax even if it is not a business combination and affects neither accounting profit nor taxable profit (tax loss). The amendment is effective for annual periods beginning on or after January 1, 2023. Early application is permitted. The Company does not expect the effect of the amendments to the financial statements to be significant.